Employee Benefit Plans (Details 12) (Postretirement Benefit Plans [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Postretirement Benefit Plans [Member]
Expected future postretirement benefit payments
2013	$ 0.7
2014	0.7
2015	0.7
2016	0.7
2017	0.7
5 years thereafter	$ 3.9